Fair value of assets and liabilities - Summary of valuation adjustment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ 1,012	€ 1,806	€ (6,002)
Deferred Day One Profit or Loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(94)	(90)
Own credit adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(17)	34
Bid/Offer
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(130)	(154)
Model Risk
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(33)	(26)
CVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(123)	(131)
DVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	50	55
CollVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(3)	(4)
FVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(64)	(68)
Other valuation adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	2	0
Total Valuation Adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (412)	€ (385)